RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule Of Transaction With Related Parties
Transactions with related parties:

	Year ended December 31,
	2014	2015	2016

Cost of revenues	$4,613	$3,343	$3,561

Research and development expenses	$1,244	$1,465	$1,093

Selling and marketing expenses	$914	$737	$733

General and administrative expenses	$1,123	$606	$1,109

Purchase of property and equipment	$100	$51	$1,019

Schedule Of Balances With Related Parties	Balances with related parties:
	December 31,
	2015	2016

Trade payables, other accounts payable and accrued expenses	$1,915	$1,209